Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of balances with related parties
Payables
Key management personnel:

December 31, 2019	601
December 31, 2020	403

December 31, 2020 (convenience translation into U.S. dollars) (Note 2c)	125

Schedule of transactions with related parties
	Research and development	Marketing, general and administrative
Key management personnel:

2018	1,468	1,252
2019	5,395	3,653
2020	1,800	5,100

2020 (convenience translation into U.S. dollars) (Note 2c)	560	1,586

Schedule of key officers employed
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2018	2019	2020	2020
	N I S			U.S. dollars

Salaries	485	1,399	3,790	1,179
Short-term employee benefits	1,901	1,855	824	256
Other employees benefits	95	110	161	50
Share-based compensation	239	3,684	2,125	661

	2,720	7,048	6,900	2,146

Number of key officers and directors	9	11	13	13